Other Balance Sheet Items (Details) - Schedule of prepaid and other assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid and other assets [Abstract]
Vendor deposits	$ 46,649	$ 13,905
Prepaid expenses	174,906	63,598
Security deposit	19,281	13,000
Total prepaid and other assets	$ 240,836	$ 90,503